Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	₩ 2,602,560	₩ 1,558,696
Deposits in banks	758,078	1,163,750
Trade accounts and notes receivable, net	4,325,120	4,957,993
Other accounts receivable, net	164,827	143,592
Other current financial assets	27,252	28,016
Inventories	2,350,084	2,287,785
Prepaid income taxes	3,854	592
Other current assets	241,928	343,762
Total current assets	10,473,703	10,484,186
Deposits in banks	11	13
Investments in equity accounted investees	122,507	172,683
Other non-current financial assets	68,574	74,633
Property, plant and equipment, net	16,201,960	12,031,449
Intangible assets, net	912,821	894,937
Deferred tax assets	985,352	867,011
Other non-current assets	394,759	359,424
Total non-current assets	18,685,984	14,400,150
Total assets	29,159,687	24,884,336
Liabilities
Trade accounts and notes payable	2,875,090	2,877,326
Current financial liabilities	1,452,926	667,909
Other accounts payable	3,169,937	2,449,517
Accrued expenses	812,615	639,629
Income tax payable	321,978	257,082
Provisions	76,016	55,972
Advances received	194,129	61,818
Other current liabilities	75,991	48,966
Total current liabilities	8,978,682	7,058,219
Non-current financial liabilities	4,150,192	4,111,333
Non-current provisions	28,312	8,155
Defined benefit liabilities, net	95,447	142,987
Long-term advances received	830,335
Deferred tax liabilities	24,646	32,108
Other non-current liabilities	70,563	69,146
Total non-current liabilities	5,199,495	4,363,729
Total liabilities	14,178,177	11,421,948
Equity
Share capital	1,789,079	1,789,079
Share premium	2,251,113	2,251,113
Retained earnings	10,621,571	9,004,283
Reserves	(288,280)	(88,478)
Total equity attributable to equity holders of the Controlling Company	14,373,483	12,955,997
Non-controlling interests	608,027	506,391
Total equity	14,981,510	13,462,388
Total liabilities and equity	₩ 29,159,687	₩ 24,884,336